Common Stock, Convertible Preferred Stock and Warrants - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 19, 2022 USD ($)	Jan. 07, 2022 USD ($) $ / shares shares	Feb. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2020 $ / shares shares	Aug. 31, 2016 $ / shares shares	Apr. 03, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jan. 02, 2022 USD ($) Day $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 05, 2021 $ / shares	Jul. 31, 2021 shares	Jul. 14, 2021 shares
Class of Stock [Line Items]
Common stock, shares authorized								1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized								10,000,000		10,000,000	0
Preferred Stock, Par or Stated Value Per Share | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued								156,419,718		152,272,287	100,016,559
Common Stock, Voting Rights										one vote
Common stock, shares outstanding								156,419,718		152,272,287	100,016,559
Preferred Stock, Shares Outstanding								0		0	0
Preferred Stock, Shares Issued								0		0	0
Proceeds from Issuance of Convertible Preferred Stock | $										$ 0	$ 63,932
Convertible preferred stock, shares issued upon conversion										19,001,815
Preferred stock, dividends declared | $ / shares										$ 0	$ 0
Prepaid Expense and Other Assets, Current | $								$ 2,824		$ 8,274	$ 946
Warrants outstanding, shares								6,000,000
Proceeds from Warrant Exercises | $								$ 52,828	$ 0	$ 77,170	$ 0
Warrants redemption price | $ / shares		$ 0.01
Weighted-average remaining contractual term for outstanding warrants								9 years		9 years 1 month 6 days	8 years 9 months 18 days
Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		0.01
Proceeds from Warrant Exercises | $	$ 52,800
Due from Affiliates | $	$ 5,300
Public Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01
Prepaid Expense and Other Assets, Current | $										$ 5,300
Warrants outstanding, shares		4,126,466								7,177,855
Proceeds from Warrant Exercises | $		$ 47,500		$ 52,800	$ 77,200					$ 82,500
Proceeds From Warrant Exercised, Net | $										$ 77,200
Unexercised Warrants		195,640
Private Placement Warrant [Member]
Class of Stock [Line Items]
Weighted-average remaining contractual term for outstanding warrants										4 years 6 months
Series F [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											82,233,867
Preferred stock, additional shares issued										119,728,123
Preferred Stock, Shares Outstanding											82,233,867
Preferred Stock, Shares Issued											82,233,867
Preferred Conversion Price | $ / shares										$ 0.285
Series P2 [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											170,612,076
Preferred Stock, Par or Stated Value Per Share | $ / shares											$ 0.43
Preferred Stock, Shares Outstanding											170,612,076
Preferred Stock, Shares Issued											170,612,076
Proceeds from Issuance of Convertible Preferred Stock | $											$ 63,900
Payments of Stock Issuance Costs | $											$ 1,500
Preferred Conversion Price | $ / shares										0.4317
Series A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											705,000
Preferred Stock, Shares Outstanding											705,000
Preferred Stock, Shares Issued											705,000
Preferred Conversion Price | $ / shares										0.3333
Series B [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											66,300
Preferred Stock, Shares Outstanding											66,300
Preferred Stock, Shares Issued											66,300
Preferred Conversion Price | $ / shares										0.7541
Series C [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											181,844
Preferred Stock, Shares Outstanding											0
Preferred Stock, Shares Issued											0
Preferred Conversion Price | $ / shares										1.0829
Series D [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											58,016,741
Preferred Stock, Shares Outstanding											47,855,805
Preferred Stock, Shares Issued											47,855,805
Preferred Conversion Price | $ / shares										1.6411
Series E [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											4,862,376
Preferred Stock, Shares Outstanding											4,862,376
Preferred Stock, Shares Issued											4,862,376
Preferred Conversion Price | $ / shares										1
Series E-2 [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											18,035,000
Preferred Stock, Shares Outstanding											18,035,000
Preferred Stock, Shares Issued											18,035,000
Preferred Conversion Price | $ / shares										$ 1
Legacy Enovix Series D Convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right issued						7,000,000	3,160,936
Exercise price of warrants | $ / shares			$ 0.01			$ 0.01	$ 0.01
Expected term (in years)						5 years	7 years
Warrants outstanding, shares			10,160,936								10,941,986
Stock conversion ratio											1.08
Proceeds from Warrant Exercises | $			$ 100
Legacy Enovix Series P-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued											151,610,261
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001
Common Stock, Voting Rights										Each holder of convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of convertible preferred stock could be converted
Preferred Stock, Shares Outstanding										0
Preferred Stock, Shares Issued										0
Preferred stock, dividend rate, percentage											8.00%
Convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding, shares								0		0
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized										1,000,000,000
Common stock, par value | $ / shares										$ 0.0001
Common Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding, shares										17,500,000			17,500,000
Common Stock [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares										$ 11.5
Expected term (in years)										5 years
Warrants outstanding, shares										4,322,106			11,500,000	11,500,000
Warrant Exercise Period After Completion Of Business Combination										30 days
Warrant exercise period after completion of initial public offering										12 months
Common Stock [Member] | Public Warrant [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds Eighteen [Member]
Class of Stock [Line Items]
Warrants redemption price | $ / shares										$ 0.01
Warrant Notice Of Redemption Period										30 days
Warrant redemption condition minimum share price | $ / shares										$ 18
Threshold trading days for redemption of public warrants | Day										20
Threshold consecutive trading days for redemption of public warrants | Day										30
Common Stock [Member] | Private Placement Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares								$ 11.5				$ 11.5
Warrants outstanding, shares										6,000,000			6,000,000	6,000,000
Common Stock [Member] | Private Placement Warrant [Member] | IPO [Member]
Class of Stock [Line Items]
Class of warrant or right issued								6,000,000		6,000,000